2. LOANS: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Past Due Financing Receivables

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,089,313	$1,576,158	$3,079,737	$6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$22,165,338	$12,713,225	$28,319,083	$63,197,646